Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules of the Securities and Exchange Commission. All inter-company balances and transactions have been eliminated upon consolidation.

The Company’s consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities

In accordance with accounting standards regarding consolidation of variable interest entities, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. The VIE with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

The Company has concluded that Shengshi is a VIE, based on the facts that SSLJ Management has a majority of voting rights on the board of directors and is obligated to absorb a majority of the risk of loss from Shengshi’s economic performance. Based on our evaluation of the VIE, SSLJ Management is the primary beneficiary of its risks and rewards; therefore, we consolidate Shengshi for financial reporting purposes.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIE, which was included in the Company’s consolidated balance sheets, statements of comprehensive income and cash flows:

	December 31, 2017	December 31, 2016
Current assets	$7,546,941	$4,887,623
Non-current assets	11,612,514	9,437,980
Total assets	19,159,455	14,325,603
Current liabilities	9,239,058	(7,136,321)
Non-current liabilities	9,693,592	(7,067,467)
Total liabilities	18,932,650	(14,203,788)
Net assets	$226,805	$121,815

	For the years ended
	December 31, 2017	December 31, 2016	December 31, 2015
Revenue	$16,323,597	$5,421,288	$444,169
Net loss	$23,550,050	$13,176,768	$1,849,674

	For the years ended
	December 31, 2017	December 31,2016	December 31, 2015
Net cash used in operating activities	$(21,628,320)	$(10,579,902)	$(1,786,704)
Net cash used in investing activities	$(3,255,146)	$(6,191,933)	$(4,035,534)
Net cash used in financing activities	$25,430,207	$15,606,726	$6,573,785
Net increase (decrease) in cash and cash equivalents	$881,017	$(645,369)	$721,417

The Company has the power to direct activities of the VIE and can have assets transferred freely out of the VIE without restrictions. Therefore, the Company considers that there is no asset of VIE that can only be used to settle obligations of the respective VIE. The creditors of the VIE’s third-party liabilities did not have recourse to the general credit of the primary beneficiary in normal course of business.

Non-controlling Interests

Non-controlling interests

For the Company’s consolidated subsidiaries, VIE and VIE’s subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s Consolidated Statements of Operations and Comprehensive Loss to distinguish the interests from that of the Company.

Uses of Estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during each reporting period.  Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include: the allowances for doubtful accounts, the valuation of inventory, estimated useful lives and fair value in connection with the impairment of property and equipment.

Cash

Cash

The Company maintains cash with financial institutions in China, which are not insured or otherwise protected.  Should any of these institutions holding the Company’s cash become insolvent, or if the Company is unable to withdraw funds for any reason, the Company could lose the cash on deposit with that institution.

Accounts Receivable

Accounts receivable

Accounts receivable are stated at net realizable value. An allowance for doubtful accounts is established based on the management’s assessment of the recoverability of accounts and other receivables. The Company typically requires prepayments or installments from customers prior to the start of improvement or home furnishing services. As for sale of smart home products, accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company writes off accounts receivable against the allowance when a balance is determined to be uncollectible.

Revenue Recognition

Revenue recognition

The Company recognizes revenue from home improvement and home furnishing service contracts and sales of smart home products with customers.

Home improvement and furnishing construction contracts: sales are recognized when the construction is completed and accepted by customers. Contract costs include all direct materials, subcontractor costs, and labor costs, and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs, and depreciation costs. General and administrative costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Payments received in advance of services provided are recorded as deferred revenues until the contract is completed.

The Company previously provided a two-year warranty period for home improvement and furnishing services performed. The Company has not experienced any customer complaints on services provided during the years ended December 31, 2017, 2016 and 2015 and no customers had claimed damages for any loss incurred due to quality problems so far. Thus, the Company did not record any warranty cost provisions for the years ended December 31, 2017 and 2016.

Starting July 2017, the Company entered into agreements with its renovation and remodeling subcontractors and mutually agreed that all future warranty and repair costs shall be borne by these subcontractors if any quality deficiencies arise. Management believes that there is no need to record any warranty cost provision at this time.

Sales of product: sales are recognized at the date of shipment from the Company’s facilities to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, ownership has been transferred to customers, no other significant obligations of the Company exist and collectability is reasonably assured. Management considers delivery to occur upon shipment provided title and risk have passed to the customer, which is generally when the product is shipped to the customer from the Company’s facility. The Company’s sales revenue consists of the invoiced value of goods, net of value-added tax (“VAT”).

Advertising contracts: the Company also provides online marketing services to merchants and suppliers on its various website channels and third party’s websites, including but not limited to advertising placements such as banners, links, logos and buttons, and pay for performance marketing services on which merchants and suppliers are charged based on effective click, action or mille on their products or service listings. The Company recognizes revenues from advertising placements ratably over the period during which the advertising services are provided or on the number of times that the advertisement has been displayed based on cost per thousand impressions, and recognizes revenues from pay for performance marketing services based on effective clicks or action.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Inventories consist of raw materials, finished goods, and projects in-process that have not been completed. Provision is made for slow-moving, obsolete or unusable inventory.

Advances to Suppliers

Advances to suppliers

The Company advances funds to certain suppliers for raw materials and supplies. These advances are interest free and unsecured, and are reviewed periodically to determine whether their carrying value has become impaired.

Property and Equipment

Property and equipment

Property and equipment are recorded at cost. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight line method, as follows:

Useful life
Buildings	30 years
Office equipment	3 years
Furniture	5 years
Motor vehicles	8 years
Leasehold improvements	the shorter of the lease term and its useful life

Long-lived Assets

Long-lived assets

The Company reviews long-lived assets such as property and equipment for impairment. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amounts to future undiscounted cash flows the assets are expected to generate. If property and equipment and certain identifiable intangibles are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the assets exceeds its fair value. The Company did not record any impairment for the years ended December 31, 2017, 2016 and 2015.

Research and Development Costs	Research and development costs Research and development costs are expensed to operations as incurred and include salaries and welfare of employees of the research and development department.
Operating Leases

Operating Leases

The Company leases showrooms, warehouse facilities and administrative offices under operating leases. Showroom lease agreements generally include rent escalation provisions. Incentives received from lessors are deferred and recorded as a reduction of rental expense over the lease term using the straight-line method.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred and totaled $6,781,346, $3,177,365 and $155,081 for the years ended December 31, 2017, 2016 and 2015, respectively.
Income Taxes

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position at June 30, 2017 and December 31, 2016.

To the extent applicable, the Company records interest and penalties as a general and administrative expense. The statute of limitations for the Company’s U.S. federal income tax returns and certain state income tax returns subject to examination by tax authorities for three years from the date of filing. As of December 31, 2017, the tax years ended December 31, 2014 through December 31, 2017 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value Added Tax ("VAT")

Value added tax (“VAT”)

Sales revenue derives from the invoiced home improvement and furnishing service contracts, net of VAT tax. All of the Company’s service contracts that are rendered in the PRC are subject to Chinese VAT tax at a rate of 11% of the gross sales price, effective May 1, 2016, as a part of new unified tax system implemented for home improvement and furnishing sector. Sales revenue from product sales are subject to a VAT at a rate of 17%. Prior to that, the Company was subject to a fixed rate of business tax of 3%. This VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of providing their contract services.

Foreign Currency Translation

Foreign currency translation

Since the Company operates in the PRC, the Company’s functional currency is the Chinese RMB.  The Company’s consolidated financial statements have been translated into the reporting currency, the United States Dollar. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the result of operations. RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USD at the rates used in translation.

Fair Value of Financial Instruments

Fair value of financial instruments

The Company follows the provisions of Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, accounts receivable, prepayments and advances to suppliers, other receivables, due to related party, accounts payable, deferred revenue, accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments.

Risks and Uncertainties

Risks and uncertainties

The major operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations of the PRC, this may not be indicative of future results.

Concentrations and Credit Risk

Concentrations and credit risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of December 31, 2017 and 2016, $957,065 and $75,469 of the Company’s cash were on deposit at financial institutions in the RMB where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Customer and vendor concentration risk

For years ended December 31, 2017, 2016 and 2015, no customer accounted for more than 10% of total revenue. As at December 31, 2017, two customers accounted for 35.7% and 15.7% of the total balance of accounts receivable. As at December 31, 2016, no customer accounted for more than 10% of the total balance of accounts receivable.

For the years ended December 31, 2017, one vender accounted for 11.3% of total purchase. For the year ended December 31, 2016 and 2015, no vender accounted for mare than 10% of total purchase. As at December 31, 2017, the Company had one supplier accounted for 36.2% of the Company’s accounts payable balance. As at December 31, 2016, two suppliers accounted for 21% and 14% of the Company’s accounts payable balance, respectively.

Statements of Cash Flows

Statements of cash flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company are calculated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the Company’s statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet.

Recent Accounting Pronouncements

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the Industry Topics of the Codification. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. In August 2015, the FASB issued ASU 2015-14, which deferred the effective date of ASU 2014-09 to fiscal years beginning after December 31, 2017, and interim periods within those fiscal years, with early adoption permitted for reporting periods beginning after December 15, 2016. Subsequently, the FASB issued ASUs in 2016 containing implementation guidance related to ASU 2014-09, including: ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which is intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations; ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which is intended to clarify two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance; ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which contains certain provisions and practical expedients in response to identified implementation issues; and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which is intended to clarify the Codification or to correct unintended application of guidance. ASU 2014-09 allows for either full retrospective or modified retrospective adoption. The Company adopted ASU 2014-09 and the related ASUs on January 1, 2018 using the modified retrospective method, which will not result in a cumulative catch-up adjustment to the opening balance sheet of retained earnings at the effective date.

In September 2017, the FASB has issued ASU No. 2017-13, “Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842): Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments.” The amendments in ASU No. 2017-13 amends the early adoption date option for certain companies related to the adoption of ASU No. 2014-09 and ASU No. 2016-02. Entities may still adopt using the public company adoption guidance in the related ASUs, as amended. The effective date is the same as the effective date and transition requirements for the amendments for ASU 2014-09 and ASU 2016-02.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company has performed an assessment of our revenue contracts and concluded that there will be no change to (1) the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606, which includes contract revenue and sales of smart home products, (2) the presentation of revenue as gross versus net, or (3) the amount of capitalized contract costs upon adoption of Topic 606. Because there will be no change to the timing and pattern of revenue recognition, we believe there will be no material changes to the Company’s consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02). ASU 2016-02 requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity’s leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. A modified retrospective approach is required. The Company anticipates the adoption of ASU 2016-02 will have a material impact on the Company’s consolidated financial position; however, the Company does not believe adoption will have a material impact on the Company’s results of operations. The Company believes the most significant impact relates to our accounting for operating leases for office space and equipment.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”. The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Basically these amendments provide a screen to determine when a set is not a business. If the screen is not met, the amendments in this ASU first, require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and second, remove the evaluation of whether a market participant could replace missing elements. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods, and all other entities should apply these amendments for fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In February 2017, the FASB issued ASU No. 2017-05 (“ASU 2017-05”) to provide guidance for recognizing gains and losses from the transfer of nonfinancial assets and in-substance nonfinancial assets in contracts with non-customers, unless other specific guidance applies. The standard requires a company to derecognize nonfinancial assets once it transfers control of a distinct nonfinancial asset or distinct in substance nonfinancial asset. Additionally, when a company transfers its controlling interest in a nonfinancial asset, but retains a noncontrolling ownership interest, the company is required to measure any noncontrolling interest it receives or retains at fair value. The guidance requires companies to recognize a full gain or loss on the transaction. As a result of the new guidance, the guidance specific to real estate sales in ASC 360-20 will be eliminated. ASU 2017-05 is effective for annual periods beginning after December 15, 2017, including interim periods within that reporting period. The effective date of this guidance coincides with revenue recognition guidance. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, “Scope of Modification Accounting”, which amends the scope of modification accounting for share-based payment arrangements, provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. For all entities, the ASU is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The Company does not expect that adoption of this guidance will have a material impact on its consolidated financial statements and related disclosures.

In July 2017, the FASB issued ASU 2017-11, “Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Non-public Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception.” The amendments in Part I of this Update change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (EPS) in accordance with Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features are now subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related EPS guidance (in Topic 260). The amendments in Part II of this Update recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. Those amendments do not have an accounting effect. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments in Part I of this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Company does not expect that adoption of this guidance will have a material impact on its consolidated financial statements and related disclosures.